Unrecognized contractual commitments (telecom activities) - Property lease commitments - Minimum future lease payments (Details) € in Millions	Dec. 31, 2022 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	€ 148
Operating Lease, Property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	122
Operating Lease, Property, Technical Activities [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	32
Operating Lease, Property, Shops And Office Activities [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	€ 90